CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 30,798	$ 735
Restricted cash	34	37
Short-term bank deposits	130	112
Trade receivables	88	11
Other accounts receivable and prepaid expenses	568	298
Current assets of discontinued operations	135	17
Total current assets	31,753	1,210
LONG-TERM ASSETS:
Long-term receivables	7
Severance pay fund		133
Property and equipment, net	546	592
Long-term asset of discontinued operations	224	109
Total long-term assets	777	834
Total assets	32,530	2,044
CURRENT LIABILITIES:
Trade payables	754	584
Other accounts payable and accruals	512	1,264
Total current liabilities	1,266	1,848
LONG-TERM LIABILITIES:
Warrants related to share purchase agreements	136	165
Deferred revenue	228	228
Accrued severance pay		159
Total long-term liabilities	364	552
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary Shares of NIS 0.6 par value: 20,000,000 and 2,000,000 shares authorized at December 31, 2012 and 2011, respectively; 9,099,805 and 704,489 shares issued at December 31, 2012 and 2011, respectively; 9,096,547 and 702,436 shares outstanding at December 31, 2012 and 2011, respectively	1,379	108
Additional paid-in capital	125,023	84,581
Accumulated deficit	(95,502)	(85,045)
Total shareholders' equity (deficiency)	30,900	(356)
Total liabilities and shareholders' equity (deficiency)	$ 32,530	$ 2,044